RELATED PARTY TRANSACTIONS - Operating transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Parent
RELATED PARTY TRANSACTIONS
Revenues	$ 0.5	$ 0.6	$ 0.5
Purchase of goods and services	9.9	9.4	8.7
Operating expenses recovered	(2.6)	(0.4)	(0.3)
Corporations under common control
RELATED PARTY TRANSACTIONS
Revenues	5.5	5.0	5.5
Purchase of goods and services	123.2	105.5	103.5
Operating expenses recovered	$ (3.0)	$ (1.2)	$ (2.3)